Average Annual Total Returns{- Technology Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Technology Portfolio	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Technology Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	28.06%	34.72%	24.29%	28.71%	18.47%	16.55%	30.49%	31.22%	23.48%